UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-8215

Name of Fund:  MuniHoldings Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniHoldings Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 07/31/06

Date of reporting period: 08/01/05 - 10/31/05

Item 1 -   Schedule of Investments


MuniHoldings Fund II, Inc.

Schedule of Investments as of October 31, 2005                                                                     (In Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                          Value
Alabama - 2.6%      $    3,450   Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                 5% due 1/01/2024                                                                     $     3,524
                           700   Sylacauga, Alabama, Health Care Authority Revenue Bonds (Coosa Valley Medical
                                 Center), Series A, 6% due 8/01/2025                                                          709

Arizona - 4.3%           1,000   Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare West),
                                 Series A, 6.625% due 7/01/2020                                                             1,117
                         1,500   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project 1), Series A, 6.50% due 7/01/2012                                                  1,524
                         2,800   Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                                 Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                           2,059
                         1,000   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project),
                                 Series C, 6.75% due 7/01/2031                                                              1,045
                         1,210   Show Low, Arizona, Improvement District Number 5, Special Assessment Bonds, 6.375%
                                 due 1/01/2015                                                                              1,252

Arkansas - 0.7%          1,000   University of Arkansas, University Construction Revenue Bonds (UAMS Campus), Series B,
                                 5% due 11/01/2022 (d)                                                                      1,050

California - 30.1%       2,000   Benicia, California, Unified School District, GO, Refunding, Series A, 5.615%** due
                                 8/01/2020 (b)                                                                              1,002
                         2,565   California Pollution Control Financing Authority, PCR, Refunding, DRIVERS, AMT,
                                 Series 878Z, 7.667% due 12/01/2009 (d)(e)                                                  2,884
                                 California State Department of Water Resources, Power Supply Revenue Bonds, Series A:
                         5,000       5.25% due 5/01/2020                                                                    5,330
                           250       5.375% due 5/01/2022                                                                     269
                                 California State, GO, Refunding:
                         1,835       5.375% due 10/01/2010 (h)                                                              1,994
                           415       5.375% due 10/01/2027                                                                    440
                         5,200   California State Public Works Board, Lease Revenue Bonds (Department of Corrections),
                                 Series C, 5.25% due 6/01/2028                                                              5,426
                         1,000   East Side Union High School District, California, Santa Clara County, GO (Election
                                 of 2002), Series D, 5% due 8/01/2020 (i)                                                   1,052


Portfolio
Abbreviations


To simplify the listings of MuniHoldings Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
PCR        Pollution Control Revenue Bonds
S/F        Single-Family
VRDN       Variable Rate Demand Notes



MuniHoldings Fund II, Inc.

Schedule of Investments as of October 31, 2005 (concluded)                                                         (In Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                        Value
California                       Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
(concluded)                      Revenue Bonds:
                    $      870       Series A-3, 7.875% due 6/01/2042                                                 $     1,062
                         1,330       Series B, 5.625% due 6/01/2013 (h)                                                     1,491
                         6,030   Los Angeles, California, Unified School District, GO, Series A, 5% due
                                 1/01/2028 (d)                                                                              6,252
                         1,750   Poway, California, Unified School District, Special Tax (Community Facilities
                                 District Number 6 Area), Series A, 6.125% due 9/01/2033                                    1,815
                         5,000   Sacramento County, California, Sanitation District Financing Authority, Revenue
                                 Refunding Bonds, Series A, 6% due 12/01/2019                                               5,061
                         5,400   San Diego, California, Unified Port District, Revenue Refunding Bonds, AMT, Series A,
                                 5.25% due 9/01/2019 (d)                                                                    5,728
                                 San Marino, California, Unified School District, GO, Series A (d):
                         1,820       5.50%** due 7/01/2017                                                                  1,072
                         1,945       5.55%** due 7/01/2018                                                                  1,087
                         2,070       5.60%** due 7/01/2019                                                                  1,099
                         5,000   Tracy, California, Area Public Facilities Financing Agency, Special Tax Refunding
                                 Bonds (Community Facilities District Number 87-1), Series H, 5.875% due 10/01/2019 (d)     5,218
                         2,440   William S. Hart Union High School District, California, Capital Appreciation, GO
                                 (Election of 2001), Series B, 4.70%** due 9/01/2023 (c)                                    1,016

Colorado - 1.2%          1,845   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                 Series A, 7.10% due 9/01/2014                                                              1,974

Connecticut - 0.9%       1,715   Bridgeport, Connecticut, Senior Living Facilities Revenue Bonds (3030 Park Retirement
                                 Community Project), 7.25% due 4/01/2035                                                    1,441

Florida - 5.9%           1,665   Ballantrae, Florida, Community Development District, Capital Improvement Revenue
                                 Bonds, 6% due 5/01/2035                                                                    1,720
                         1,000   Broward County, Florida, Airport Exempt Facility Revenue Bonds (Learjet Inc. Project),
                                 AMT, 7.50% due 11/01/2020                                                                  1,129
                         1,765   Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series A,
                                 5.24%** due 10/01/2037 (d)                                                                   328
                         2,450   Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                 Bonds, Series A, 6.25% due 5/01/2037                                                       2,587
                         2,400   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando
                                 Regional Healthcare), 6% due 12/01/2028                                                    2,574
                         1,275   Preserve at Wilderness Lake, Florida, Community Development District, Capital
                                 Improvement Bonds, Series A, 5.90% due 5/01/2034                                           1,300

Georgia - 3.6%           1,250   Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due
                                 12/01/2024                                                                                 1,348
                         1,315   Brunswick & Glynn County, Georgia, Development Authority, First Mortgage Revenue
                                 Bonds (Coastal Community Retirement Corporation Project), Series A, 7.25% due
                                 1/01/2035                                                                                  1,375
                         1,945   Fulton County, Georgia, Development Authority, PCR (General Motors Corporation),
                                 Refunding, VRDN, 6.75% due 4/01/2010 (j)                                                   1,945
                         1,250   Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia
                                 College and State University Foundation), 5.50% due 9/01/2024                              1,304

Idaho - 1.3%             2,000   Power County, Idaho, Industrial Development Corporation, Solid Waste Disposal
                                 Revenue Bonds (FMC Corporation Project), AMT, 6.45% due 8/01/2032                          2,095

Illinois - 2.4%          1,000   Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Refunding
                                 Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                                 846
                         1,000   Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due 12/01/2032        1,082
                         2,000   Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT, Sub-Series C-2, 5.25% due
                                 8/01/2022                                                                                  2,049

Louisiana - 2.4%         2,500   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries
                                 of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036                            2,541
                         1,275   New Orleans, Louisiana, Financing Authority Revenue Bonds (Xavier University of
                                 Louisiana Project), 5.30% due 6/01/2026 (d)                                                1,327

Maine - 2.2%             3,455   Maine State Housing Authority, Mortgage Purchase Revenue Refunding Bonds, Series B,
                                 5.30% due 11/15/2023                                                                       3,580

Maryland - 1.7%          1,250   Maryland State Economic Development Corporation, Student Housing Revenue Bonds
                                 (University of Maryland College Park Project), 6.50% due 6/01/2027                         1,373
                         1,050   Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                                 (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                                   1,065
                           350   Prince Georges County, Maryland, Special Obligation Bonds (National Harbor Project),
                                 5.20% due 7/01/2034                                                                          350

Massachusetts - 4.6%     1,000   Massachusetts Bay Transportation Authority, Special Assessment Revenue Bonds,
                                 Series A, 5% due 7/01/2034                                                                 1,029
                                 Massachusetts State Development Finance Agency Revenue Bonds (Neville Communities
                                 Home), Series A (f):
                           600       5.75% due 6/20/2022                                                                      663
                         1,500       6% due 6/20/2044                                                                       1,639
                         1,000   Massachusetts State, HFA, Housing Revenue Bonds (Rental Mortgage), AMT, Series C,
                                 5.625% due 7/01/2040 (a)                                                                   1,028
                         3,115   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (c)                                                             3,219

Michigan - 2.4%          1,100   Flint, Michigan, Hospital Building Authority Revenue Refunding Bonds (Hurley Medical
                                 Center), Series A, 6% due 7/01/2020 (k)                                                    1,190
                         2,500   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds, DRIVERS,
                                 AMT, Series 857Z, 8.257% due 3/01/2010 (e)(i)                                              2,765

Minnesota - 7.3%         1,680   Minneapolis, Minnesota, Community Development Agency, Supported Development Revenue
                                 Refunding Bonds (Common Bond), Series G-3, 5.35% due 12/01/2021                            1,754
                         4,220   Minnesota State Municipal Power Agency, Electric Revenue Bonds, 5.25% due 10/01/2021       4,495
                                 Rockford, Minnesota, Independent School District Number 883, GO (c):
                         2,870       5.60% due 2/01/2019                                                                    3,081
                         2,390       5.60% due 2/01/2020                                                                    2,565

Mississippi - 1.6%               Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System Energy
                                 Resources Inc. Project):
                         2,000       5.875% due 4/01/2022                                                                   2,037
                           500       5.90% due 5/01/2022                                                                      509

Missouri - 2.1%                  Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois
                                 Bluffs):
                           215       6.75% due 10/01/2015                                                                     216
                         1,000       7% due 10/01/2021                                                                      1,069
                         1,000   Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds (Bishop
                                 Spencer Place), Series A, 6.50% due 1/01/2035                                              1,044
                         1,000   Missouri State Development Finance Board, Infrastructure Facilities Revenue
                                 Refunding Bonds (Branson), Series A, 5.50% due 12/01/2032                                  1,027

New Jersey - 11.3%               New Jersey EDA, Cigarette Tax Revenue Bonds:
                         4,050       5.75% due 6/15/2029                                                                    4,255
                         1,890       5.50% due 6/15/2031                                                                    1,943
                                 New Jersey EDA, Retirement Community Revenue Bonds, Series A:
                         1,000       (Cedar Crest Village Inc. Facility), 7.25% due 11/15/2031                              1,081
                         2,000       (Seabrook Village Inc.), 8.125% due 11/15/2023                                         2,263
                         2,000   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                 AMT, 6.625% due 9/15/2012                                                                  1,859
                         2,375   New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey
                                 Hospital), 6% due 7/01/2026                                                                2,526
                         2,500   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due
                                 1/01/2030 (c)                                                                              2,597
                         1,725   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                 7% due 6/01/2041                                                                           2,017

New Mexico - 2.3%        3,675   Farmington, New Mexico, PCR, Refunding (Public Service Company-San Juan Project),
                                 Series A, 5.80% due 4/01/2022                                                              3,758

New York - 9.8%          1,000   Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint Francis
                                 Hospital), Series A, 7.50% due 3/01/2029                                                   1,086
                           415   New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C, 6.80%
                                 due 6/01/2028                                                                                446
                                 New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds (a):
                         1,600       DRIVERS, Series 1133Z, 7.50% due 10/15/2012 (e)                                        1,821
                         1,500       Series A, 5% due 10/15/2029                                                            1,561
                         2,200   New York State Dormitory Authority, Non-State Supported Debt, Revenue Bonds (Mount
                                 Sinai-NYU Medical Center Health System), 5.50% due 7/01/2026                               2,223
                         2,030   New York State Dormitory Authority Revenue Bonds (School Districts Financing Program),
                                 Series D, 5.25% due 10/01/2023 (d)                                                         2,171
                            40   Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Special Needs Facilities
                                 Pooled Program), Series D-1, 5.50% due 7/01/2007                                              40
                                 Tobacco Settlement Financing Corporation of New York Revenue Bonds:
                         1,100       Series A-1, 5.50% due 6/01/2015                                                        1,179
                         2,400       Series A-1, 5.50% due 6/01/2018                                                        2,593
                         1,100       Series C-1, 5.50% due 6/01/2022                                                        1,184
                         1,575   Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds
                                 (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                                  1,674

North Carolina - 2.5%      805   Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75% due 8/01/2035         833
                         2,000   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series D,
                                 6.75% due 1/01/2026                                                                        2,204
                         1,000   North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (The ARC
                                 of North Carolina Projects), Series A, 5.80% due 10/01/2034                                1,023

Oklahoma - 1.4%          1,320   Oklahoma State Housing Finance Agency, S/F Mortgage Revenue Bonds (Homeownership
                                 Loan Program), Series D-2, AMT, 6.25% due 9/01/2029 (f)(g)                                 1,322
                         1,075   Tulsa, Oklahoma, Municipal Airport Trust Revenue Refunding Bonds (AMR Corporation),
                                 AMT, Series A, 5.375% due 12/01/2035                                                       1,050

Pennsylvania - 5.3%      2,090   Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power and Light
                                 Utilities Corporation Project), 4.75% due 2/15/2027 (b)                                    2,101
                         2,750   Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                 Bonds (National Gypsum Company), AMT, Series A, 6.25% due 11/01/2027                       2,931
                           540   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75% due
                                 12/01/2017                                                                                   552
                         2,630   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                 Healthcare System), Series B, 7.125% due 12/01/2031                                        3,102

Rhode Island - 1.5%      2,190   Rhode Island State Health and Educational Building Corporation, Hospital Financing
                                 Revenue Bonds (Lifespan Obligation Group), 6.50% due 8/15/2032                             2,390

South Carolina - 2.8%    2,080   Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue
                                 Refunding Bonds, Series A, 6.375% due 8/15/2012 (h)                                        2,404
                         2,000   South Carolina Jobs, EDA, Economic Development Revenue Bonds (Westminster Presbyterian
                                 Center), 7.75% due 11/15/2030                                                              2,143

Tennessee - 4.1%         2,200   Hardeman County, Tennessee, Correctional Facilities Corporation Revenue Bonds,
                                 Series B, 7.375% due 8/01/2017                                                             2,257
                           500   Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local Government
                                 Public Improvement IV, VRDN, Series B-6, 2.74% due 6/01/2020 (c)(j)                          500
                         3,450   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds, (Methodist Healthcare), 6.50% due 9/01/2012 (h)                   4,016

Texas - 10.9%            2,665   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                                 Tier, Series A, 6.70% due 1/01/2028                                                        2,845
                         1,000   Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project),
                                 Series B, 4.75% due 5/01/2029                                                              1,011
                         2,500   Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                                 Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625% due
                                 5/15/2033                                                                                  2,777
                         2,610   Harris County, Texas, Revenue Refunding Bonds, DRIVERS, Series 1111, 7.478% due
                                 8/15/2009 (c)(e)                                                                           2,821
                         1,300   Houston, Texas, Health Facilities Development Corporation, Retirement Facility
                                 Revenue Bonds (Buckingham Senior Living Community), Series A, 7.125% due 2/15/2034         1,419
                         2,965   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                 (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                          3,227
                         1,100   Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                 Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due
                                 11/01/2031                                                                                 1,165
                         2,495   Red River Authority, Texas, PCR, Refunding (Celanese Project), Series A, 6.45%
                                 due 11/01/2030                                                                             2,656

Vermont - 0.6%           1,000   Vermont Educational and Health Buildings, Financing Agency Revenue Bonds
                                 (Developmental and Mental Health), Series A, 6.50% due 6/15/2032                           1,041

Virginia - 14.3%           575   Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and Power
                                 Company), Series B, 5.875% due 6/01/2017                                                     617
                           425   Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company),
                                 Series A, 5.875% due 6/01/2017                                                               456
                         5,000   Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds, AMT,
                                 Series A, 6.10% due 2/01/2011 (a)                                                          5,494
                                 Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds:
                         3,885       Senior-Series A, 5.50% due 8/15/2028                                                   4,001
                        18,400       Senior-Series B, 7.35%** due 8/15/2030                                                 4,445
                         3,800   Tobacco Settlement Financing Corporation of Virginia, Asset Backed Revenue Bonds,
                                 5.625% due 6/01/2037                                                                       3,880
                         1,095   Virginia State HDA, Rental Housing Revenue Bonds, AMT, Series B, 5.625% due 8/01/2011      1,153
                         3,200   Virginia State HDA, Revenue Bonds, AMT, Series D, 6% due 4/01/2024                         3,351

Washington - 0.6%        1,040   Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing Project),
                                 6.125% due 12/01/2032                                                                      1,028

Wisconsin - 0.9%         1,360   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                 (Synergyhealth Inc.), 6% due 11/15/2032                                                    1,442

Puerto Rico - 2.6%       3,040   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                 7/01/2027 (i)                                                                              3,177
                         1,550   Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                                 Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                                 Series A, 6.45% due 12/01/2025                                                             1,093

U.S. Virgin              2,680   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 1.8%                   Coker Project), AMT, 6.50% due 7/01/2021                                                   3,020

                                 Total Municipal Bonds (Cost - $233,373) - 150.0%                                         245,465


                   Shares Held   Short-Term Securities
                            12   Merrill Lynch Institutional Tax-Exempt Fund (l)                                               12

                                 Total Short-Term Securities (Cost - $12) - 0.0%                                               12

                                 Total Investments (Cost - $233,385*) - 150.0%                                            245,477
                                 Other Assets Less Liabilities - 3.2%                                                       5,258
                                 Preferred Stock, at Redemption Value - (53.2%)                                          (87,041)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $   163,694
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of October 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                       $        233,385
                                                         ================
    Gross unrealized appreciation                        $         13,939
    Gross unrealized depreciation                                 (1,847)
                                                         ----------------
    Net unrealized appreciation                          $         12,092
                                                         ================

 ** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(f) GNMA Collateralized.

(g) FNMA Collateralized.

(h) Prerefunded.

(i) XL Capital Insured.

(j) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(k) ACA Insured.

(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    Net          Dividend
    Affiliate                                     Activity        Income

    Merrill Lynch Institutional Tax-Exempt Fund        -          $    -*

    *Amount is less than $1,000.


Item 2 -   Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
           (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniHoldings Fund II, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniHoldings Fund II, Inc.


Date: December 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniHoldings Fund II, Inc.


Date: December 17, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       MuniHoldings Fund II, Inc.


Date: December 17, 2005